Income Taxes - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Balance at beginning of year	$ 17,417	$ 16,838
Additions based on tax positions related to current year	1,565	865
Additions for tax positions of prior years	265
Reductions for tax positions of prior years		(286)
Balance at end of year	$ 19,247	$ 17,417